Income Taxes - Reconciliation of U.S. Statutory Income Tax Rate To Effective Tax Rate For Continuing Operations (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Federal statutory income tax rate	7.80%	[1]	35.00%	[1]	35.00%	[1]
Tax effect of international operations	23.60%	[2]	(25.30%)	[2]	(4.10%)	[2]
Non-deductible transaction costs	(4.70%)		0.00%		0.00%
Impact of debt-financing	10.80%		0.00%		0.00%
Resolution of tax audits	5.60%		0.00%		0.00%
Goodwill			104.40%
Domestic manufacturing deduction			(8.40%)		(1.50%)
State income taxes, net of federal tax benefit			4.30%		2.00%
All other, net			(2.70%)		0.50%
Effective Tax Rate	43.10%		107.30%		31.90%

[1]	As a result of the Merger, the statutory rate for 2012 reflects the Swiss statutory rate of 7.83 percent. For 2011 and 2010, the statutory rate reflects the U.S. statutory rate of 35 percent.
[2]	As a result of the Merger, the tax effect of international operations for 2012 consists of non-Swiss jurisdictions. For 2011 and 2010, the tax effect of international operations consists of non-U.S. jurisdictions.